SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
COMMON STOCK
Argentina — 0.1%
Consumer Discretionary — 0.1%
MercadoLibre Inc. [1]	103	$269

Belgium — 1.9%
Consumer Staples — 1.3%
Anheuser-Busch InBev S.A.	68,876	4,725

Materials — 0.6%
Syensqo S.A.	25,329	1,954

		6,679

Brazil — 1.2%
Consumer Discretionary — 0.6%
C&A MODAS S.A.	84,100	307
Cury Construtora e Incorporadora S.A.	59,100	322
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	67,500	325
Direcional Engenharia S.A.	54,700	410
Vibra Energia S.A.	97,200	389
YDUQS Participacoes S.A.	94,400	285
		2,038
Consumer Staples — 0.2%
JBS SA [1]	56,837	828

Financials — 0.4%
Pagseguro Digital Ltd., Class A	55,094	531
XP Inc., Class A	47,255	955
		1,486

Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	18,100	93

		4,445
Canada — 2.4%
Industrials — 1.8%
Canadian Pacific Kansas City Ltd.	81,498	6,474

Materials — 0.6%
Barrick Gold Corp.	106,000	2,207

		8,681

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
China — 9.9%
Communication Services — 2.6%
Hello Group Inc. ADR	30,067	$254
JOYY Inc. ADR	5,337	272
NetEase Inc. ADR	8,069	1,086
Tencent Holdings Ltd.	103,000	6,600
Tencent Music Entertainment Group ADR	37,018	721
Weibo Corp. ADR	32,792	312
		9,245
Consumer Discretionary — 2.0%
Alibaba Group Holding Ltd. ADR	24,677	2,798
Atour Lifestyle Holdings Ltd. ADR	7,014	228
BYD Co. Ltd., Class H	66,000	1,030
Geely Automobile Holdings Ltd.	169,000	344
Gree Electric Appliances Inc. of Zhuhai, Class A	40,100	251
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	114,900	236
JD.com Inc. ADR	27,007	881
Pop Mart International Group Ltd.	37,800	1,284
Vipshop Holdings Ltd. ADR	14,138	213
		7,265
Consumer Staples — 0.1%
Kweichow Moutai Co. Ltd., Class A	2,100	413

Financials — 2.9%
China Construction Bank Corp., Class H	3,382,741	3,413
China Galaxy Securities Co. Ltd., Class H	926,000	1,042
China Life Insurance Co. Ltd., Class H	169,000	406
China Pacific Insurance Group Co. Ltd., Class H	178,800	611
Industrial & Commercial Bank of China, Class H	493,000	391
New China Life Insurance Co. Ltd., Class H	131,300	715
People's Insurance Company Group of China Ltd., Class H	894,000	680
Ping An Insurance Group Co. of China Ltd., Class H	314,500	1,997
Qifu Technology Inc. ADR	30,674	1,330
		10,585
Health Care — 0.4%
3SBio Inc. [1]	392,500	1,183
BeiGene Ltd. [1]	8,500	160
China Resources Pharmaceutical Group Ltd.	239,000	156
		1,499
Industrials — 0.6%
China Railway Group Ltd., Class H	969,000	464
CITIC Ltd.	416,000	571

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
China — (continued)
Industrials (continued)
COSCO SHIPPING Holdings Co. Ltd., Class H	458,950	$797
Yutong Bus Co. Ltd., Class A	105,224	365
		2,197
Information Technology — 0.7%
Hengtong Optic-electric Co. Ltd., Class A	112,400	240
Xiaomi Corp., Class B [1]	283,600	2,166
		2,406
Materials — 0.6%
China Hongqiao Group Ltd.	383,000	877
China Lumena New Materials Corp. [1,2]	4,900	—
Jiangxi Copper Co. Ltd., Class H	69,000	134
Yunnan Yuntianhua Co. Ltd., Class A	79,100	243
Zhejiang NHU Co. Ltd., Class A	251,391	746
		2,000
		35,610
Denmark — 0.8%
Health Care — 0.8%
Novo Nordisk A, Class B	41,030	2,848

France — 13.2%
Consumer Discretionary — 2.9%
Kering S.A.	47,682	10,366

Financials — 3.2%
AXA SA	55,199	2,709
BNP Paribas SA	58,927	5,297
Societe Generale S.A.	47,276	2,704
Worldline S.A. [1]	201,899	853
		11,563
Health Care — 1.3%
Sanofi S.A.	47,382	4,588

Industrials — 3.9%
Alstom S.A. [1]	369,761	8,624
Cie de Saint-Gobain S.A.	46,319	5,437
		14,061
Information Technology — 1.1%
Capgemini SE	23,364	3,992

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
France — (continued)
Materials — 0.8%
ArcelorMittal S.A.	90,785	$2,874

		47,444
Germany — 6.5%
Communication Services — 1.1%
Deutsche Telekom AG	111,436	4,065

Financials — 0.9%
Deutsche Bank AG	100,803	2,989

Information Technology — 2.7%
Infineon Technologies AG	151,422	6,442
SAP SE	10,725	3,261
		9,703
Materials — 1.2%
Heidelberg Materials AG	4,983	1,171
LANXESS AG	108,333	3,223
		4,394
Utilities — 0.6%
E.ON AG	113,313	2,086

		23,237
Greece — 0.2%
Consumer Discretionary — 0.0%
OPAP SA	11,796	267

Financials — 0.2%
Eurobank Ergasias Services and Holdings S.A.	189,095	650

		917
India — 5.1%
Communication Services — 0.8%
Bharti Airtel Ltd.	70,508	1,652
Indus Towers Ltd. [1]	232,180	1,140
		2,792
Consumer Discretionary — 0.5%
Amber Enterprises India Ltd. [1]	4,731	374
Cartrade Tech Ltd. [1]	6,211	123
Ceat Ltd.	8,008	344
Mahindra & Mahindra Ltd.	25,386	942
		1,783

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
India — (continued)
Energy — 0.3%
Bharat Petroleum Corp. Ltd.	94,391	$365
Oil & Natural Gas Corp. Ltd.	74,885	213
Reliance Industries Ltd.	31,298	548
		1,126
Financials — 1.5%
BSE Ltd.	14,781	477
Canara Bank	382,273	509
Indian Energy Exchange Ltd.	79,863	180
LIC Housing Finance Ltd.	76,815	554
Muthoot Finance Ltd.	18,176	556
PNB Housing Finance Ltd. [1]	39,626	513
REC Ltd.	303,201	1,423
Shriram Finance Ltd.	20,149	166
South Indian Bank Ltd.	1,112,175	399
Union Bank of India Ltd.	321,805	577
		5,354
Health Care — 0.6%
Divi's Laboratories Ltd.	3,280	261
Fortis Healthcare Ltd.	35,882	332
Jubilant Pharmova Ltd., Class A	12,884	182
Krishna Institute of Medical Sciences Ltd. [1]	17,954	141
Lupin Ltd.	24,027	543
Narayana Hrudayalaya Ltd.	13,188	334
OneSource Specialty Pharma Ltd. [1]	8,400	215
		2,008
Industrials — 0.5%
Adani Ports & Special Economic Zone Ltd.	40,072	678
InterGlobe Aviation Ltd. [1]	11,683	814
Polycab India Ltd.	2,347	179
		1,671
Information Technology — 0.2%
PG Electroplast Ltd.	47,086	414
Redington Ltd.	121,199	460
		874
Materials — 0.6%
Hindalco Industries Ltd.	62,137	502
National Aluminium Co. Ltd.	139,823	314
Paradeep Phosphates Ltd.	231,201	432
Solar Industries India Ltd.	2,101	431
Steel Authority of India Ltd.	318,599	490
Welspun Corp. Ltd.	1,000	11
		2,180

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
India — (continued)
Utilities — 0.1%
Mahanagar Gas Ltd.	27,303	$472

		18,260
Indonesia — 0.3%
Consumer Staples — 0.1%
Indofood Sukses Makmur Tbk PT	386,000	193

Energy — 0.0%
Alamtri Resources Indonesia Tbk PT [1]	173,251	72

Industrials — 0.1%
Astra International Tbk PT	1,710,500	474

Utilities — 0.1%
Perusahaan Gas Negara Tbk PT	2,338,900	233

		972

Italy — 2.5%
Financials — 1.5%
UniCredit SpA	79,073	5,301

Utilities — 1.0%
Enel SpA	400,331	3,799

		9,100
Japan — 8.2%
Communication Services — 0.4%
Nintendo Co. Ltd.	15,900	1,532

Financials — 0.8%
Sompo Holdings Inc.	85,300	2,574
Sumitomo Mitsui Financial Group Inc.	18,500	467
		3,041
Industrials — 3.1%
FANUC Corp.	198,300	5,426
SMC Corp.	15,400	5,565
		10,991
Information Technology — 3.9%
Fujitsu Ltd.	64,800	1,582
Murata Manufacturing Co. Ltd.	273,200	4,086

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Japan — (continued)
Information Technology (continued)
Renesas Electronics Corp.	659,000	$8,187
		13,855
		29,419
Malaysia — 0.1%
Health Care — 0.0%
IHH Healthcare BHD	68,000	110

Industrials — 0.1%
My EG Services BHD	1,081,000	244
Sime Darby BHD	445,100	174
		418
		528
Mexico — 0.2%
Financials — 0.1%
Gentera SAB de CV	182,000	389

Real Estate — 0.1%
Fibra Uno Administracion SA de CV [3]	264,900	366

		755
Netherlands — 5.1%
Consumer Staples — 1.0%
Heineken NV	43,504	3,793

Financials — 1.0%
ING Groep NV	158,938	3,487

Health Care — 1.3%
Koninklijke Philips NV	192,449	4,627

Materials — 1.8%
Akzo Nobel NV	94,725	6,628

		18,535
Peru — 0.3%
Financials — 0.3%
Credicorp Ltd.	4,862	1,087

Poland — 0.2%
Financials — 0.2%
Powszechny Zaklad Ubezpieczen SA	44,926	785

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Qatar — 0.1%
Communication Services — 0.1%
Ooredoo QPSC	87,952	$309

Russia — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR [1,2]	31,284	—

Saudi Arabia — 0.7%
Communication Services — 0.1%
Etihad Etisalat Co.	30,375	480

Consumer Discretionary — 0.1%
United Electronics Co.	8,471	199

Financials — 0.4%
Arab National Bank	46,285	268
Riyad Bank	49,748	381
Saudi National Bank	86,748	836
		1,485

Information Technology — 0.1%
Elm Co.	1,160	310

		2,474
Singapore — 0.8%
Financials — 0.8%
United Overseas Bank Ltd.	97,400	2,758

South Africa — 0.6%
Financials — 0.0%
Old Mutual Ltd.	382,557	261

Materials — 0.5%
Anglogold Ashanti PLC	14,554	658
Gold Fields Ltd.	29,760	699
Sasol Ltd. [1]	69,252	308
		1,665
Real Estate — 0.1%
Growthpoint Properties Ltd. [3]	421,500	319

		2,245
South Korea — 4.7%
Communication Services — 0.3%
Krafton Inc. [1]	938	252

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
South Korea — (continued)
Communication Services (continued)
KT Corp.	10,422	$430
NAVER Corp.	1,811	352
		1,034
Consumer Discretionary — 0.9%
Hankook Tire & Technology Co. Ltd.	6,958	205
Hyundai Mobis Co. Ltd.	3,747	797
Hyundai Motor Co.	4,381	661
Kangwon Land Inc.	27,729	376
Kia Corp.	11,829	849
Youngone Corp.	6,628	311
		3,199
Consumer Staples — 0.0%
KT&G Corp.	1,980	187

Financials — 1.0%
DB Insurance Co. Ltd.	4,208	385
Hana Financial Group Inc.	16,669	1,066
KIWOOM Securities Co. Ltd.	1,790	304
Samsung Life Insurance Co. Ltd.	2,661	251
Samsung Securities Co. Ltd.	7,091	387
Shinhan Financial Group Co. Ltd.	13,657	621
Woori Financial Group Inc.	39,055	650
		3,664
Health Care — 0.2%
PharmaResearch Co. Ltd.	1,643	601

Industrials — 0.8%
GS Holdings Corp.	4,634	160
Hanwha Corp.	7,473	522
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,279	347
Hyundai Rotem Co. Ltd.	8,677	1,263
Korean Air Lines Co. Ltd.	19,044	323
LX INTERNATIONAL CORP.	11,015	254
		2,869
Information Technology — 1.2%
BH Co. Ltd.	14,851	135
DB HiTek Co. Ltd.	2,301	80
Samsung Electronics Co. Ltd.	51,857	2,298
SK Hynix Inc.	9,265	2,004
		4,517

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
South Korea — (continued)
Materials — 0.0%
OCI Holdings Co. Ltd.	2,265	$122

Utilities — 0.3%
Korea Electric Power Corp.	21,016	612
Korea Gas Corp.	7,367	227
		839
		17,032
Sweden — 0.9%
Consumer Discretionary — 0.5%
Electrolux AB, Class B [1]	281,433	2,001

Information Technology — 0.4%
Hexagon AB, Class B	142,468	1,433

		3,434
Switzerland — 1.8%
Financials — 0.1%
Julius Baer Group Ltd.	3,552	240

Health Care — 1.7%
Roche Holding AG	18,791	6,120

		6,360
Taiwan — 5.7%
Communication Services — 0.1%
International Games System Co. Ltd.	15,000	440

Consumer Discretionary — 0.1%
Pou Chen Corp.	304,000	322

Industrials — 0.4%
Eva Airways Corp.	521,000	712
Evergreen Marine Corp. Taiwan Ltd.	79,400	541
		1,253
Information Technology — 5.1%
Accton Technology Corp.	34,000	850
Arcadyan Technology Corp.	21,000	144
Asia Vital Components Co. Ltd.	17,693	450
Asustek Computer Inc.	38,000	838
Elite Material Co. Ltd.	21,000	634
Gigabyte Technology Co. Ltd.	41,000	397
Gold Circuit Electronics Ltd.	57,000	576

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Taiwan — (continued)
Information Technology (continued)
Hon Hai Precision Industry Co. Ltd.	187,292	$1,032
MediaTek Inc.	17,000	727
Quanta Computer Inc.	89,000	836
Simplo Technology Co. Ltd.	28,000	369
Taiwan Semiconductor Manufacturing Co. Ltd.	227,000	8,237
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,512	1,928
Taiwan Surface Mounting Technology Co. Ltd.	68,000	242
Wistron Corp.	165,000	692
Wiwynn Corp.	6,000	520
		18,472
		20,487
Thailand — 0.2%
Consumer Discretionary — 0.1%
Com7, Class F	414,600	236

Consumer Staples — 0.1%
Charoen Pokphand Foods PCL	600,500	425

Real Estate — 0.0%
Sansiri PCL	1,673,800	66

		727
Turkey — 0.4%
Consumer Discretionary — 0.1%
Dogus Otomotiv Servis ve Ticaret AS	36,778	161

Industrials — 0.3%
AG Anadolu Grubu Holding AS	22,695	148
Enka Insaat ve Sanayi AS	151,288	253
Pegasus Hava Tasimaciligi AS [1]	66,230	428
Turk Hava Yollari AO	61,018	434
		1,263
		1,424
United Arab Emirates — 0.6%
Communication Services — 0.1%
Emirates Telecommunications Group Co. PJSC	69,324	332

Financials — 0.1%
Abu Dhabi Commercial Bank PJSC	98,991	364

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
United Arab Emirates — (continued)
Real Estate — 0.4%
Aldar Properties PJSC	229,433	$557
Emaar Properties PJSC	251,384	931
		1,488
		2,184
United Kingdom — 21.5%
Consumer Discretionary — 1.7%
Berkeley Group Holdings PLC	38,822	2,057
Kingfisher PLC	350,602	1,400
WH Smith PLC	166,170	2,486
		5,943
Consumer Staples — 4.6%
British American Tobacco PLC	58,988	2,804
Diageo PLC	191,774	4,812
Reckitt Benckiser Group PLC	129,733	8,824
		16,440
Energy — 1.4%
BP PLC	994,296	4,991

Financials — 4.5%
Barclays PLC	1,919,549	8,887
NatWest Group PLC	117,712	826
Prudential PLC	328,394	4,114
Standard Chartered PLC	151,850	2,516
		16,343
Health Care — 4.1%
AstraZeneca PLC	51,935	7,214
GSK PLC	242,430	4,626
Smith & Nephew PLC	176,449	2,696
		14,536
Industrials — 3.8%
RELX PLC (EUR)	48,988	2,650
Rolls-Royce Holdings PLC	781,559	10,380
Smiths Group PLC	24,806	765
		13,795
Materials — 0.1%
Croda International PLC	1,879	75
Glencore PLC [1]	113,327	441
		516
Real Estate — 0.6%
Segro PLC [3]	244,982	2,285

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Utilities — 0.7%
National Grid PLC	176,187	$2,567

		77,416
United States — 2.0%
Consumer Discretionary — 1.5%
Carnival Corp. [1]	185,188	5,207

Materials — 0.5%
Smurfit WestRock PLC	44,095	1,903

		7,110
Total Common Stock
(Cost $289,692) — 98.2%		353,531

PREFERENCE STOCK
Brazil — 0.1%
Materials — 0.1%
Bradespar SA	109,600	317
Total Preference Stock
(Cost $483) — 0.1%		317

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.26% *	3,142,813	3,143

Total Short-Term Investment
(Cost $3,143) — 0.9%		3,143

Total Investments — 99.2%
(Cost $293,318)		356,991

Other Assets in Excess of Liabilities — 0.8%		2,966

Net Assets — 100.0%		$359,957

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

*	The rate reported is the 7-day effective yield as of June 30, 2025.

[1]	Non-income producing security.

[2]	Level 3 security in accordance with fair value hierarchy.

[3]	Real Estate Investment Trust.

ADR	American Depositary Receipt

PJSC	Public Joint-Stock Company

QPSC	Qatari Public Shareholding Company

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2025:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Argentina	$269	$—	$—		$269
Belgium	6,679	—	—		6,679
Brazil	4,445	—	—		4,445
Canada	8,681	—	—		8,681
China	35,610	—	—	^	35,610
Denmark	2,848	—	—		2,848
France	47,444	—	—		47,444
Germany	23,237	—	—		23,237
Greece	917	—	—		917
India	18,260	—	—		18,260
Indonesia	972	—	—		972
Italy	9,100	—	—		9,100
Japan	29,419	—	—		29,419
Malaysia	528	—	—		528
Mexico	755	—	—		755
Netherlands	18,535	—	—		18,535
Peru	1,087	—	—		1,087
Poland	785	—	—		785
Qatar	309	—	—		309
Russia	—	—	—	^	—
Saudi Arabia	2,474	—	—		2,474
Singapore	2,758	—	—		2,758
South Africa	2,245	—	—		2,245
South Korea	17,032	—	—		17,032
Sweden	3,434	—	—		3,434
Switzerland	6,360	—	—		6,360
Taiwan	20,487	—	—		20,487
Thailand	—	727	—		727
Turkey	1,424	—	—		1,424
United Arab Emirates	2,184	—	—		2,184
United Kingdom	77,416	—	—		77,416

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments in Securities	(000)	(000)	(000)†	(000)
United States	$7,110	$—	$—	$7,110
Total Common Stock	352,804	727	—	353,531
Preference Stock
Brazil	317	—	—	317
Total Preference Stock	317	—	—	317
Short-Term Investment	3,143	—	—	3,143
Total Investments in Securities	$356,264	$727	$—	$356,991

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-3200